Consolidated Statements of Total Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Stockholders Equity [Abstract]
Cash dividends declared per common share	$ 1.60	$ 1.60	$ 1.60